QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

 REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172

Investment Company Act file number

WORLD FUNDS TRUST

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

(804) 267-7400

 Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2019

ITEM 1. SCHEDULE OF INVESTMENTS

Perkins Discovery Fund
Schedule of Investments
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.92%

COMMUNICATIONS SERVICES - 2.09%
Pareteum Corp.*	215,000	$561,150

CONSUMER DISCRETIONARY - 2.31%
Sportsman’s Warehouse Holdings, Inc.*	90,000	340,200
Tile Shop Holdings, Inc.	70,000	280,000
		620,200

FOOD & BEVERAGE MANUFACTURING - 1.56%
Craft Brew Alliance, Inc.*	30,000	419,700

HEALTH CARE DRUGS/SERVICES - 21.43%
ANI Pharmaceuticals, Inc.*	9,000	739,800
Assertio Therapeutics, Inc.*	92,500	319,125
BioScrip, Inc.*	165,000	429,000
Champions Oncology, Inc.*	84,000	657,720
Interpace Diagnostics Group, Inc.*	500,000	362,500
NeoGenomics, Inc.*	50,000	1,097,000
Veracyte, Inc.*	42,500	1,211,675
Vericel Corp.*	50,000	944,500
		5,761,320

HEALTH CARE MANUFACTURING - 10.89%
AtriCure, Inc.*	25,000	746,000
Cardiovascular Systems, Inc.*	25,000	1,073,250
Fluidigm Corp.*	90,000	1,108,800
		2,928,050

HEALTH CARE SUPPLIES - 19.72%
Antares Pharma, Inc.*	180,000	592,200
Apyx Medical Corp.*	115,000	772,800
AxoGen, Inc.*	45,000	891,000
BioLife Solutions, Inc.*	35,000	593,250
Chembio Diagnostics, Inc.*	77,500	471,975
Cryoport, Inc.*	42,500	778,600
IRIDEX Corp.*	47,500	216,125
Sensus Healthcare, Inc.*	82,500	457,050
ViewRay, Inc.*	60,000	528,600
		5,301,600

HEALTH CARE SUPPORT - 12.49%
BioTelemetry, Inc.*	15,000	722,250
CareDx, Inc.*	30,000	1,079,700
Natera, Inc.*	40,000	1,103,200
Rockwell Medical, Inc.*	150,000	451,500
		3,356,650

HEALTH CARE TECHNOLOGY - 4.05%
HTG Molecular Diagnostics, Inc.*	167,500	278,050
OptimizeRx Corp.*	50,000	810,000
		1,088,050

INDUSTRIAL - 3.07%
Capstone Turbine Corp.*	425,000	334,305
Radiant Logistics, Inc.*	80,000	491,200
		825,505

INFORMATION TECHNOLOGY - 14.71%
Airgain, Inc.*	46,500	657,975
Perficient, Inc.*	18,500	634,920
The Rubicon Project, Inc.*	170,000	1,081,200
USA Technologies, Inc.*	100,000	743,000
Veritone, Inc.*	100,000	836,000
		3,953,095

Perkins Discovery Fund
Schedule of Investments
June 30, 2019 (unaudited)

	Shares	Fair Value
OIL & GAS - 0.30%
Profire Energy, Inc.*	54,000	$81,540

SOFTWARE SERVICES - 4.30%
Asure Software, Inc.*	65,000	534,950
ePlus Inc.*	9,000	620,460
		1,155,410

TOTAL COMMON STOCKS - 96.92%		26,052,270

SHORT-TERM INVESTMENTS - 3.45%
Fidelity Investments Money Market Government Portfolio Institutional Class 2.26%**	927,966	927,966

TOTAL INVESTMENTS - 100.37%		26,980,236
Liabilities in excess of other assets - (0.37)%		(100,028)
NET ASSETS - 100.00%		$26,880,208

* Non-income producing

** Effective 7 day yield as of June 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$26,052,270	$—	$—	$26,052,270
Short-Term Investments	927,966	—	—	927,966
	$26,980,236	$—	$—	$26,980,236

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $19,186,206 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,056,326
Gross unrealized depreciation	(2,262,296)
Net unrealized appreciation	$7,794,030

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	August 21, 2019

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	August 21, 2019